Long-Term Investments (Details) - USD ($)				6 Months Ended
	Feb. 13, 2025	Nov. 20, 2024	Nov. 08, 2022	Sep. 30, 2025	May 15, 2025
Long-Term Investment [Line Items]
Aggregate purchase price value		$ 15,000,000
Cash		$ 7,500,000
Shares issued (in Shares)				2,126,729
Additional ordinary shares (in Shares)				262,325
Weighted average price of consideration shares trading days				30 days
Agreement to pay shortfall consideration shares				$ 7,500,000
Number of shares exchanged (in Shares)				2,126,729
Cash consideration				$ 7,500,000
Investment cost				$ 7,500,000
Total consideration amount			$ 71,045
Nekcom SPA, [Member]
Long-Term Investment [Line Items]
Ownership percentage					10.00%
Cloushelf [Member]
Long-Term Investment [Line Items]
Ownership percentage			13.50%
Ordinary Shares [Member]
Long-Term Investment [Line Items]
Shares issued (in Shares)	1,149,998			2,201,665
Business Combination, Series of Individually Immaterial Business Combinations [Member]
Long-Term Investment [Line Items]
Cash consideration				$ 7,500,000
GCL Global [Member]
Long-Term Investment [Line Items]
Shares issued (in Shares)				262,325
Maximum [Member] | Nekcom SPA, [Member]
Long-Term Investment [Line Items]
Consideration shares exceeds value				$ 1,200,000
Maximum [Member] | VWAP [Member]
Long-Term Investment [Line Items]
Consideration shares exceeds value				7,500,000
Minimum [Member] | Nekcom SPA, [Member]
Long-Term Investment [Line Items]
Consideration shares exceeds value				1,200,000
Minimum [Member] | VWAP [Member]
Long-Term Investment [Line Items]
Consideration shares exceeds value				7,500,000
Series B preferred Share [Member]
Long-Term Investment [Line Items]
Purchase agreement shares (in Shares)		12,250,000
Series B preferred Share [Member] | Nekcom SPA, [Member]
Long-Term Investment [Line Items]
Ownership percentage		20.00%
Series B preferred Share [Member] | Ordinary Shares [Member]
Long-Term Investment [Line Items]
Ordinary shares value		$ 7,500,000
Series of Individually Immaterial Asset Acquisitions [Member]
Long-Term Investment [Line Items]
Acquisition cost				$ 364,229